Securities	12 Months Ended
Dec. 31, 2019
Securities
Securities

Note 2 - Securities

The amortized cost and estimated fair value of securities with gross unrealized gains and losses at December 31, 2019 and 2018 are as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
December 31, 2019:	(In Thousands)
Available-for-Sale:
U.S. Government and agency obligations	$14,043	$6	$(14)	$14,035
Mortgage-backed securities - residential	4,095	14	(18)	4,091
	$18,138	$20	$(32)	$18,126
Held-to-Maturity:
Mortgage-backed securities - residential	$409	$3	$—	$412
State and municipal securities	4,757	128	—	4,885

	$5,166	$131	$—	$5,297
December 31, 2018:
Available-for-Sale:
U.S. Government and agency obligations	$12,610	$7	$(162)	$12,455
Mortgage-backed securities - residential	5,953	24	(101)	5,876
	$18,563	$31	$(263)	$18,331
Held-to-Maturity:
Mortgage-backed securities - residential	$458	$6	$(1)	$463
State and municipal securities	5,594	29	(56)	5,567

	$6,052	$35	$(57)	$6,030

Mortgage-backed securities consist of securities that are issued by Fannie Mae (“FNMA”), Freddie Mac (“FHLMC”), Ginnie Mae (“GNMA”), and are collateralized by residential mortgages. U.S. Government and agency obligations include notes and bonds with both fixed and variable rates. State and municipal securities consist of government obligations and revenue bonds.

The amortized cost and estimated fair value by contractual maturity of debt securities at December 31, 2019 are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations.

	Available-for-Sale		Held-to-Maturity
	Amortized	Estimated	Amortized	Estimated
	Cost	Fair Value	Cost	Fair Value
	(In Thousands)
Due in one year or less	$—	$—	$746	$748
Due after one year through five years	9,043	9,041	2,517	2,554
Due after five years through ten years	5,000	4,994	1,494	1,583
Mortgage-backed securities - residential	4,095	4,091	409	412
	$18,138	$18,126	$5,166	$5,297

There were no realized gains on sales of securities in 2019 or 2018.

No securities were pledged to secure public deposits or for any other purpose required or permitted by law at December 31, 2019 and 2018.

Management has reviewed its loan and mortgage-backed securities portfolios and determined that, to the best of its knowledge, little or no exposure exists to sub-prime or other high-risk residential mortgages. The Company is not in the practice of investing in, or originating, these types of investments or loans.

The following table shows gross unrealized losses and fair value, aggregated by investment category and length of time the individual securities have been in a continuous unrealized loss position, at December 31, 2019 and 2018:

	Less than 12 Months		12 Months or More		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(In Thousands)
2019:
Available-for-Sale
U.S. Government and agency obligations	$2,993	$10	$2,536	$4	$5,529	$14
Mortgage-backed securities - residential(1)	131	—	3,065	18	3,196	18

	$3,124	$10	$5,601	$22	$8,725	$32

2019:
Held-to-Maturity
Mortgage-backed securities - residential	$—	$—	$—	$—	$—	$—
State and municipal Securities	—	—	—	—	—	—

	$—	$—	$—	$—	$—	$—

2018:
Available-for-Sale
U.S. Government and agency obligations	$—	$—	$9,445	$162	$9,445	$162
Mortgage-backed securities - residential(1)	203	—	3,749	101	3,952	101

	$203	$—	$13,194	$263	$13,397	$263
2018:
Held-to-Maturity
Mortgage-backed securities - residential	$—	$—	$165	$1	$165	$1
State and municipal Securities	1,039	4	3,021	52	4,060	56

	$1,039	$4	$3,186	$53	$4,225	$57
(1)	Aggregate unrealized loss position of these securities is less than $500.

Management evaluates securities for other-than-temporary impairment at least on a quarterly basis, and more frequently when economic or market concerns warrant such evaluation. In 2019 and 2018, the Company did not record an other-than-temporary impairment charge.

At December 31, 2019, one residential mortgage-backed security and two U.S. Government and agency obligations were in a continuous unrealized loss position for less than twelve months. At December 31, 2019, five residential mortgage-backed securities and two U.S. Government and agency obligations were in a continuous unrealized loss position for more than twelve months. The debt securities and residential mortgage-backed securities were issued by U.S. Government sponsored agencies.

All are paying in accordance with their terms with no deferrals of interest or defaults. Because the decline in fair value is attributable to changes in interest rates, not credit quality, and because management does not intend to sell and will not be required to sell these securities prior to recovery or maturity, no declines are deemed to be other-than-temporary.